Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	NOAH
Entity Registrant Name	NOAH HOLDINGS LTD
Entity Central Index Key	0001499543
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,235,183
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,465,000